Exhibit 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-May-18	15-May-18	15-Jun-18
To	31-May-18	15-Jun-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$10,834,067.70
Series Nominal Liquidation Amount	1,554,044,067.70

Required Participation Amount	$1,554,044,067.70
Excess Receivables	$8,714,449.95

Total Collateral	1,562,758,517.65

Collateral as Percent of Notes	125.02%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,335,754,343.48
Total Principal Collections	($2,049,295,824.13)
Investment in New Receivables	$1,680,961,080.40
Receivables Added for Additional Accounts	$0.00
Repurchases	($36,196,925.27)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($769,516,722.83)
Less Servicing Adjustment	($4,509,699.27)

Ending Balance	$5,157,196,252.38

SAP for Next Period	30.30%

Average Receivable Balance	$5,363,131,946.21
Monthly Payment Rate	38.21%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$19,682,918.31
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,682,918.31

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	91.42%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	1.918710%
Applicable Margin	0.320000%
	2.238710%

	Actual	Per $1000
Interest	2,409,722.57	1.93
Principal	—	—

		1.93
Total Due Investors	2,409,722.57
Servicing Fee	1,286,008.33

Excess Cash Flow	1,756,935.44

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00
Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.49%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		25.02%